T. ROWE PRICE Retirement Blend 2010 Fund
August 31, 2022 (Unaudited)
1
Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 52.0%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  773 188 149 80,855 805
U.S. Limited Duration TIPS Index
Fund  806 188 198 78,552 786
International Bond Fund (USD
Hedged)  277 68 52 32,336 289
Dynamic Global Bond Fund  215 51 41 22,958 226
Emerging Markets Bond Fund  184 63 35 24,212 204
High Yield Fund  162 53 26 32,092 183
U.S. Treasury Long-Term Index
Fund  147 58 29 19,640 174
Floating Rate Fund  117 26 39 11,558 106
Total Bond Mutual Funds (Cost $2,902) 2,773
EQUITY MUTUAL FUNDS 44.4%
T. Rowe Price Funds:
Equity Index 500 Fund  763 238 196 7,651 798
International Equity Index Fund  327 88 54 25,519 334
Value Fund  263 59 77 5,740 240
Growth Stock Fund (2) 181 56 39 2,814 203
Real Assets Fund  94 51 18 8,682 117
International Value Equity Fund  119 26 40 7,289 95
International Stock Fund  92 22 16 5,778 94
Small-Cap Index Fund  79 24 14 6,800 90
Mid-Cap Index Fund  78 21 15 5,661 85
Emerging Markets Discovery
Stock Fund  75 18 12 6,232 78
Emerging Markets Stock Fund  59 17 11 1,764 63
Small-Cap Value Fund  43 10 7 863 46
Mid-Cap Growth Fund (2) 42 12 8 496 46
Mid-Cap Value Fund  45 10 6 1,447 45
New Horizons Fund (2) 24 7 6 533 29
Total Equity Mutual Funds (Cost $2,604) 2,363
T. ROWE PRICE Retirement Blend 2010 Fund

T. ROWE PRICE Retirement Blend 2010 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.6%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
2.40% (3) 22 236 66 191,611 192
Total Short-Term Investments (Cost $192) 192
Total Investments in Securities 100.0%
(Cost $5,698) $ 5,328
Other Assets Less Liabilities 0.0% 2
Net Assets 100.0% $ 5,330
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Blend 2010 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ — $ 1 $ 2
Emerging Markets Bond Fund  (7) (8) 3
Emerging Markets Discovery Stock Fund  (2) (3) —
Emerging Markets Stock Fund  (2) (2) —
Equity Index 500 Fund  (25) (7) 4
Floating Rate Fund  (2) 2 2
Growth Stock Fund  (12) 5 —
High Yield Fund  (4) (6) 3
International Bond Fund (USD Hedged)  (5) (4) 2
International Equity Index Fund  (10) (27) —
International Stock Fund  (3) (4) —
International Value Equity Fund  (6) (10) —
Mid-Cap Growth Fund  (1) — —
Mid-Cap Index Fund  (4) 1 —
Mid-Cap Value Fund  (1) (4) —
New Horizons Fund  (2) 4 —
QM U.S. Bond Index Fund  (17) (7) 5
Real Assets Fund  (2) (10) —
Small-Cap Index Fund  (2) 1 —
Small-Cap Value Fund  (1) — —
U.S. Limited Duration TIPS Index Fund  (4) (10) —
U.S. Treasury Long-Term Index Fund  (6) (2) 1
Value Fund  (9) (5) —
U.S. Treasury Money Fund, 2.40% — — 1
Totals $ (127)# $ (95) $ 23+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $23 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2010 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Blend 2010 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement Blend 2010 Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on

T. ROWE PRICE Retirement Blend 2010 Fund

the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F1340-054Q1 08/22